Cover	Oct. 07, 2026	Apr. 06, 2026
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name		IMMERSION CORPORATION
Entity File Number		001-38334
Entity Tax Identification Number		94-3180138
Entity Address, Address Line One		2999 N.E. 191st Street, Suite 610
Entity Address, City or Town		Aventura
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33180
City Area Code		408
Local Phone Number		467-1900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001058811
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Common Stock
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		IMMR
Security Exchange Name		NASDAQ
Series B
Entity Information [Line Items]
Title of 12(b) Security		Series C Junior Participating Preferred Stock Purchase Rights